Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 2,318	$ 5,014	$ 463
Cost of revenues	1,879	1,659	48
Gross Profit	439	3,355	415
Operating expenses:
Research and development, net	4,414	3,877	3,906
General, administrative and marketing	3,656	3,723	2,466
Total operating loss	7,631	4,245	5,957
Financial expenses	3,303	2,180	47
Exchange differences	230	(176)	47
Financial expenses, net	3,533	2,004	94
Loss for the period	11,164	6,249	6,051
Other comprehensive loss:
Currency translation differences		557	(205)
Total comprehensive loss for the period	$ 11,164	$ 6,806	$ 5,846
Basic and diluted loss per ordinary share	$ 2.23	$ 1.43	$ 2.27
Weighted average number of shares outstanding used in computation of basic and diluted	4,986,381	4,384,585	2,663,741